Business Combination_Details of Business Combination(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Information of business combination
Name Of Acquiree		Acquisition of PRASAC Microfinance Institution Plc. (PRASAC)	Acquisition of PRASAC Microfinance Institution Plc. (PRASAC)
Recognized amounts of identifiable assets acquired and liabilities assumed
Goodwill	[1]	₩ 763,582		₩ 275,741
Gains on bargain purchase	[2]	₩ 145,067	$ 133,566	0	₩ 0
Prudential Life Insurance Company of Korea Ltd.
Information of business combination
Name Of Acquiree		Prudential Life Insurance Company of Korea Ltd.	Prudential Life Insurance Company of Korea Ltd.
Description of acquiree		Life Insurance Company of Korea	Life Insurance Company of Korea
Date of acquisition		Aug. 31, 2020	Aug. 31, 2020
Percentage Of Voting Equity Interests Acquired		100.00%
Description Of How Acquirer Obtained Control Of Acquiree		On August 26, 2020, the Group obtained an approval from the Financial Services Commission to acquire Prudential Life Insurance Company of Korea Ltd. On August 31, 2020, the Group acquired 100 percent share in the subsidiary through purchase of shares and obtained control.	On August 26, 2020, the Group obtained an approval from the Financial Services Commission to acquire Prudential Life Insurance Company of Korea Ltd. On August 31, 2020, the Group acquired 100 percent share in the subsidiary through purchase of shares and obtained control.
Description of primary reasons for business combination		The main purpose of the business combination is to improve competitiveness of life insurance business by including the acquiree into subsidiaries of the Group.	The main purpose of the business combination is to improve competitiveness of life insurance business by including the acquiree into subsidiaries of the Group.
Consideration
Cash		₩ 2,299,541
Total consideration transferred		2,299,541
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and due from financial institutions		574,204
Financial assets at fair value through profit or loss		503,853
Financial assets at fair value through other comprehensive income		7,195,958
Securities measured at amortized cost		10,064,300
Derivative assets		389
Loans measured at amortized cost		759,869
Property and equipment		178,537
Intangible assets	[3]	10,382
Other assets		4,931,131
Total assets		24,218,623
Insurance liabilities	[4]	16,752,888
Derivative liabilities		1,166
Other liabilities		5,019,961
Total liabilities		21,774,015
Total identifiable net assets		2,444,608
Non-controlling interests		0
Gains on bargain purchase	[5]	145,067
Details of intangible assets recognized as the result of the business combination
VOBA	[6]	(2,807,162)
Others	[7]	10,382
Total		(2,796,780)
Details of business combination acquisition related profit or loss
Expenses		10,183
Reflected operating income (loss) of Acquiree for the period after the acquisition date		92,535
Reflected net profit (loss) of Acquiree for the period after the acquisition date		55,711
Operating income (loss) assuming consolidated from the beginning of the current period		529,678
Net profit (loss) assuming consolidated from the beginning of the current period		₩ 386,864
PRASAC Microfinance Institution Plc.
Information of business combination
Name Of Acquiree		PRASAC Microfinance Institution Plc (PRASAC)	PRASAC Microfinance Institution Plc (PRASAC)
Description of acquiree		a microfinance company in Cambodia	a microfinance company in Cambodia
Date of acquisition		Apr. 10, 2020	Apr. 10, 2020
Percentage Of Voting Equity Interests Acquired		70.00%
Description Of How Acquirer Obtained Control Of Acquiree		The Group has signed an agreement with the existing shareholders of PRASAC. The existing shareholders have the right of put option to sell 30% of the remaining shares to the Group, and they are entitled to exercise their rights at the exercise price calculated on the basis of the adjusted book value of net asset as of 2021 year-end, within six months from the issue date of the audit report or the confirmation date of the adjusted value. If the put option is not exercised until its expiry, the Group has a right to exercise a call option during the six months following the expiry of such put option. All shareholders are restricted from selling shares or additional pledge before exercising the put option and call option. In addition, the Group has agreed to pay dividends to existing shareholders of PRASAC for 30% of the amount exceeding USD 370 million based on the adjusted carrying value of net asset and this payment can be added to the exercised price of put option in accordance with the shareholders' agreement.	The Group has signed an agreement with the existing shareholders of PRASAC. The existing shareholders have the right of put option to sell 30% of the remaining shares to the Group, and they are entitled to exercise their rights at the exercise price calculated on the basis of the adjusted book value of net asset as of 2021 year-end, within six months from the issue date of the audit report or the confirmation date of the adjusted value. If the put option is not exercised until its expiry, the Group has a right to exercise a call option during the six months following the expiry of such put option. All shareholders are restricted from selling shares or additional pledge before exercising the put option and call option. In addition, the Group has agreed to pay dividends to existing shareholders of PRASAC for 30% of the amount exceeding USD 370 million based on the adjusted carrying value of net asset and this payment can be added to the exercised price of put option in accordance with the shareholders' agreement.
Description of primary reasons for business combination		The main purpose of the business combination is to improve competitiveness of global business by maximizing the operational synergy with foreign subsidiaries.	The main purpose of the business combination is to improve competitiveness of global business by maximizing the operational synergy with foreign subsidiaries.
Consideration
Cash		₩ 733,976
Total consideration transferred		733,976
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and due from financial institutions		658,865
Loans measured at amortized cost		3,194,211
Financial investments		35
Property and equipment		24,472
Intangible assets		1,821
Current income tax assets		873
Deferred income tax assets		26,330
Other assets		37,325
Total assets		3,943,932
Deposits From Customers Recognised As Of Acquisition Date		2,222,944
Borrowings		1,038,684
Debentures		89,570
Current income tax liabilities		9,238
Deferred income tax liabilities		323
Other liabilities		101,696
Total liabilities		3,462,455
Total identifiable net assets		481,477
Non-controlling interests	[8]	144,443
Goodwill	[9]	396,942
Details of business combination acquisition related profit or loss
Reflected operating income (loss) of Acquiree for the period after the acquisition date		147,571
Reflected net profit (loss) of Acquiree for the period after the acquisition date		118,339
The amount attributed to net profit (loss) to Shareholders of the Parent Company after the acquisition date		82,837
Operating income (loss) assuming consolidated from the beginning of the current period		183,735
Net profit (loss) assuming consolidated from the beginning of the current period		147,383
The amount attributed to net profit (loss) to Shareholders of the Parent Company Assuming consolidated from the beginning of the current period		103,168
PRASAC Microfinance Institution Plc. | Acquiree's carrying amount of loans
Recognized amounts of identifiable assets acquired and liabilities assumed
Loans measured at amortized cost		3,294,798
PRASAC Microfinance Institution Plc. | Present value of contractual cash flows not expected to be paid
Recognized amounts of identifiable assets acquired and liabilities assumed
Loans measured at amortized cost		₩ (100,587)
PT Bank Bukopin TBK
Information of business combination
Name Of Acquiree		PT Bank Bukopin TBK	PT Bank Bukopin TBK
Description of acquiree		operates a banking business in Indonesia	operates a banking business in Indonesia
Date of acquisition		Sep. 02, 2020	Sep. 02, 2020
Percentage Of Voting Equity Interests Acquired		67.00%
Description Of How Acquirer Obtained Control Of Acquiree		At the Board of Directors meeting held on July 16, 2020, the Group has decided to acquire additional ordinary shares of PT Bank Bukopin TBK, the Group's associate, which operates a banking business in Indonesia, through issuance of shares in the form of an allotment to shareholders (1st) and an allotment to the third party (2nd). Accordingly, the Group acquired 2,967,600,372 ordinary shares for IDR 534,168,066,960 (KRW 43,909 million) from issuance of shares in the form of an allotment to shareholders (1st) on July 30, 2020, and 16,360,578,947 ordinary shares for IDR 3,108,509,999,930 (KRW 252,722 million) from issuance of shares in the form of an allotment to the third party (2nd) on September 2, 2020. The Group secured 67.00% of PT Bank Bukopin TBK through paid-in capital increase twice, and PT Bank Bukopin TBK became a subsidiary of the Group on September 2, 2020.	At the Board of Directors meeting held on July 16, 2020, the Group has decided to acquire additional ordinary shares of PT Bank Bukopin TBK, the Group's associate, which operates a banking business in Indonesia, through issuance of shares in the form of an allotment to shareholders (1st) and an allotment to the third party (2nd). Accordingly, the Group acquired 2,967,600,372 ordinary shares for IDR 534,168,066,960 (KRW 43,909 million) from issuance of shares in the form of an allotment to shareholders (1st) on July 30, 2020, and 16,360,578,947 ordinary shares for IDR 3,108,509,999,930 (KRW 252,722 million) from issuance of shares in the form of an allotment to the third party (2nd) on September 2, 2020. The Group secured 67.00% of PT Bank Bukopin TBK through paid-in capital increase twice, and PT Bank Bukopin TBK became a subsidiary of the Group on September 2, 2020.
Description of primary reasons for business combination		The main purpose of the business combination is to improve competitiveness of global business by maximizing the operational synergy with foreign subsidiaries.	The main purpose of the business combination is to improve competitiveness of global business by maximizing the operational synergy with foreign subsidiaries.
Consideration
Fair value of existing shares at the time of exchange		₩ 78,446
Cash		252,722
Total consideration transferred		331,168
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and due from financial institutions		300,424
Financial assets at fair value through profit or loss		3,960
Derivative assets		130
Loans measured at amortized cost		4,256,209
Financial investments		469,625
Property and equipment		280,197
Intangible assets		99,085
Deferred income tax assets		25,350
Assets held for sale		183,642
Other assets		272,775
Total assets		5,891,397
Deposits From Customers Recognised As Of Acquisition Date		4,253,557
Borrowings		838,142
Debentures		141,806
Provisions		3,522
Net defined benefit liabilities		15,141
Other liabilities		276,336
Total liabilities		5,528,504
Total identifiable net assets		362,893
Non-controlling interests	[10]	120,945
Goodwill	[9]	89,220
Details of business combination acquisition related profit or loss
Reflected operating income (loss) of Acquiree for the period after the acquisition date		(61,051)
Reflected net profit (loss) of Acquiree for the period after the acquisition date		(43,402)
The amount attributed to net profit (loss) to Shareholders of the Parent Company after the acquisition date		(29,223)
Operating income (loss) assuming consolidated from the beginning of the current period		(190,584)
Net profit (loss) assuming consolidated from the beginning of the current period		(146,227)
The amount attributed to net profit (loss) to Shareholders of the Parent Company Assuming consolidated from the beginning of the current period		(97,981)
Gain on investment in associates measuring share held before the business combination	[11]	30,277
PT Bank Bukopin TBK | Acquiree's carrying amount of loans
Recognized amounts of identifiable assets acquired and liabilities assumed
Loans measured at amortized cost		5,053,321
PT Bank Bukopin TBK | Present value of contractual cash flows not expected to be paid
Recognized amounts of identifiable assets acquired and liabilities assumed
Loans measured at amortized cost		(797,112)
PT Bank Bukopin TBK | Core deposits
Recognized amounts of identifiable assets acquired and liabilities assumed
Intangible assets	[12]	95,477
PT Bank Bukopin TBK | Other assets
Recognized amounts of identifiable assets acquired and liabilities assumed
Intangible assets	[13]	₩ 3,608
PT. Finansia Multi Finance
Information of business combination
Name Of Acquiree		PT. Finansia Multi Finance	PT. Finansia Multi Finance
Description of acquiree		engaged in financial services in Indonesia	engaged in financial services in Indonesia
Date of acquisition		Jul. 03, 2020	Jul. 03, 2020
Percentage Of Voting Equity Interests Acquired		80.00%
Description Of How Acquirer Obtained Control Of Acquiree		On July 3, 2020, the Group acquired 80 percent share in PT. Finansia Multi Finance, which is engaged in financial services in Indonesia, and obtained control.	On July 3, 2020, the Group acquired 80 percent share in PT. Finansia Multi Finance, which is engaged in financial services in Indonesia, and obtained control.
Description of primary reasons for business combination		The main purpose of the business combination is to improve competitiveness of global business by maximizing the operational synergy with foreign subsidiaries.	The main purpose of the business combination is to improve competitiveness of global business by maximizing the operational synergy with foreign subsidiaries.
Consideration
Cash		₩ 89,689
Total consideration transferred		89,689
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and due from financial institutions		24,150
Loans measured at amortized cost		191,039
Property and equipment		13,837
Intangible assets		13,409
Other assets		17,587
Total assets		260,022
Borrowings		146,588
Debentures		46,865
Other liabilities		19,233
Total liabilities		212,686
Total identifiable net assets		47,336
Non-controlling interests	[14]	9,467
Goodwill	[9]	51,820
Details of business combination acquisition related profit or loss
Expenses		1,064		₩ 1,623
Reflected operating income (loss) of Acquiree for the period after the acquisition date		(4,432)
Reflected net profit (loss) of Acquiree for the period after the acquisition date		(3,456)
Operating income (loss) assuming consolidated from the beginning of the current period		(26,166)
Net profit (loss) assuming consolidated from the beginning of the current period		(19,187)
The amount attributed to net profit (loss) to Shareholders of the Parent Company Assuming consolidated from the beginning of the current period		₩ (15,349)

[1]	Includes the effect of exchange differences etc.
[2]	The consolidated statements of cash flows for the years ended December 31, 2019 and 2020 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2018 has not been restated.
[3]	Memberships, software, development costs and others were previously held by Prudential Life Insurance Company of Korea Ltd.
[4]	Separately measured VOBA (Value of Business Acquired) was adjusted by applying an indirect method of intrinsic value to the carrying amount of insurance liabilities of the acquiree.
[5]	As a result of the business combination, gain on a bargain purchase was recognized as other non-operating income in the consolidated statement of comprehensive income.
[6]	Negative VOBA was recognized and adjusted in the insurance liability. In accordance with IFRS No.4, an indirect method of intrinsic value is applied to the measurement of VOBA. VOBA is a similar concept to present value of in force business (PVIF) and present value of future profits (PVFP or PVP). The VOBA from intrinsic values is calculated through the actuarial model and cash flows that were originally used to calculate the embedded value of the insurance contracts.
[7]	Memberships, software, development costs and others were previously held by Prudential Life Insurance Company of Korea Ltd.
[8]	Measured at the proportionate share (30%) of the fair value of PRASAC's net assets as of the acquisition date.
[9]	As a result of the business combination, there was a goodwill and the Group recognized it as intangible assets in the consolidated statement of financial position.
[10]	The sum of the existing non-controlling interests held by PT Bank Bukopin TBK and the proportionate share (33%) of the fair value of PT Bank Bukopin TBK's net assets as of the acquisition date.
[11]	In 2020, the Group measured 33.90% shares of PT Bank Bukopin TBK, which the Group held before the business combination, at fair value, and recognized KRW 30,277 million as gain on investment in associates in the consolidated statement of comprehensive income.
[12]	It is an identifiable intangible asset and reflects the fair value of financing costs saved through stable relationships with saving customers.
[13]	Software and other intangible assets which were previously held by PT Bank Bukopin TBK.
[14]	Measured at the proportionate share (20%) of the fair value of PT. Finansia Multi Finance's net assets as of the acquisition date.